Goodwill - Summary of Goodwill Allocated to Segments (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 5,789	£ 5,734	£ 5,965
Pharmaceuticals [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	3,273	3,172
Vaccines [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,342	1,302
Consumer Healthcare [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 1,174	£ 1,260